Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments (Detail) $ in Thousands	Apr. 27, 2019 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Less Than 1 Year	$ 70,240
1-3 Years	44,467
3-5 Years	1,481
More Than 5 Years	0
Total	$ 116,188